Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees	6 Months Ended
Jun. 30, 2022 $ / shares shares
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	529,826
Options exercisable	417,589
October 2013 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	October 2023
September 2014 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	September 2024
April 2016 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	5,975
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.1
Options exercisable	5,975
Exercisable	April 2026
December 2016 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	7,170
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.93
Options exercisable	7,170
Exercisable	December 2026
June 2017 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	197,722
Average Exercise price per share (in Dollars per share) | $ / shares	$ 4.1
Options exercisable	197,722
Exercisable	June 2027
November 2017 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 7.7
Options exercisable	17,925
Exercisable	November 2027
August 2019 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	71,700
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.18
Options exercisable	71,700
Exercisable	August 2029
June 2020 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	64,530
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.62
Options exercisable	42,918
Exercisable	June 2030
April 2021 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	62,741
Average Exercise price per share (in Dollars per share) | $ / shares	$ 9.57
Options exercisable	62,741
Exercisable	April 2031
August 2021 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	15,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.13
Options exercisable
Exercisable	August 2031
December 2021 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	10,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.8
Options exercisable
Exercisable	December 2031
May 2022 [Member]
Shareholders’ Equity (Details) - Schedule of outstanding options granted to non-employees [Line Items]
Options outstanding	65,625
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5
Options exercisable
Exercisable	May 2032